Finance income and finance costs (Tables)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of finance income [text block]	Finance income earned during the six months ended 30 June 2023 and 2022 is as follows (in thousands):
	30 June
	2023	2022
Changes in the fair value of derivative financial liabilities	119,528	50,920
Interest income from cash and cash equivalents	2,927	40
Other interest income	25	8
	122,480	50,968

Disclosure of finance cost [text block]	Finance costs incurred during the six months ended 30 June 2023 and 2022 are as follows (in thousands):
	30 June
	2023	2022
Changes in the fair value of derivative financial liabilities	(5,906)	-
Interest on debt and borrowings	(56,631)	(35,153)
Special put option and consenting fee	-	(7,430)
Loss on remeasurement of bonds	-	(6,511)
Interest on lease liabilities (see Note 10)	(1,362)	(3,312)
Amortization of deferred debt issue costs	(401)	-
	(64,300)	(52,406)